Commitments and Contingencies Future minimum purchase commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 142
Unrecorded Unconditional Purchase Obligation, Due within Two Years	142
Unrecorded Unconditional Purchase Obligation, Due within Three Years	129
Unrecorded Unconditional Purchase Obligation, Due within Four Years	129
Unrecorded Unconditional Purchase Obligation, Due within Five Years	116
Unrecorded Unconditional Purchase Obligation, Due after Five Years	1,049
Total Unrecorded Unconditional Purchase Obligation	$ 1,707